DEBT	12 Months Ended
Dec. 31, 2022
DEBT
DEBT

8) DEBT

($ thousands)	December 31, 2022	December 31, 2021
Current:
Senior notes	$80,600	$100,600
Long-term:
Bank credit facilities	56,316	397,971
Senior notes	122,600	203,200
Total debt	$259,516	$701,771

Bank Credit Facilities

In February 2022, Enerplus converted its senior unsecured, covenant-based, $400 million term loan maturing on March 10, 2024 into a revolving bank credit facility with no other amendments. In November 2022, Enerplus converted this $400 million revolving bank credit facility to a $365 million sustainability-linked lending (“SLL”) bank credit facility and extended the maturity to October 31, 2025. The $365 million SLL bank credit facility has the same targets as Enerplus’ $900 million SLL bank credit facility. There were no other significant amendments or additions to the agreement’s terms or covenants. Debt issuance costs were netted against the debt on issuance and are being amortized over the three-year term with $1.5 million of unamortized debt issuance costs remaining at December 31, 2022.

Enerplus also has a senior unsecured, covenant-based, $900 million SLL bank credit facility, which was renewed in November 2022, with $50 million maturing on October 31, 2025, and $850 million maturing on October 31, 2026. There were no other significant amendments or additions to the agreement’s terms or covenants. Debt issuance costs in relation to the SLL bank credit facility were netted against the debt on issuance and are being amortized over the four year term with $1.7 million of unamortized debt issuance costs remaining at December 31, 2022.

The SLL bank credit facilities incorporate environmental, social and governance (“ESG”)-linked incentive pricing terms which reduce or increase the borrowing costs by up to 5 basis points as Enerplus’ sustainability performance targets (“SPT”) are exceeded or missed. The SPTs are based on the following ESG goals of the Company:

●	GHG Emissions: continuous progress toward Enerplus’ stated goal of a 35% reduction in corporate Scope 1 and 2 greenhouse gas emissions intensity by 2030, using 2021 as a baseline and measurement based on Enerplus’ annual internal targets;

●	Water Management: achieve a 50% reduction in freshwater usage in corporate well completions by 2025 or earlier compared to 2019; and

●	Health & Safety: achieve and maintain a 25% reduction in the Company’s Lost Time Injury Frequency, based on a trailing 3-year average, relative to a 2019 baseline.

For the year ended December 31, 2022, total amortization of debt issuance costs amounted to $1.5 million (December 31, 2021 – $1.1 million).

Senior Notes

During 2022, Enerplus made a $21.0 million principal repayment on its 2014 senior notes. In addition, Enerplus made its third $59.6 million principal repayment and a $20.0 million bullet payment on its 2012 senior notes.

The terms and rates of the Company’s outstanding senior notes are detailed below:

				Original	Remaining
			Coupon	Principal	Principal
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	4 equal annual installments beginning September 3, 2023	3.79%	$200,000	$84,000
May 15, 2012	May 15 and Nov 15	2 equal annual installments beginning May 15, 2023	4.40%	$355,000	$119,200
		Total carrying value at December 31, 2022			$ 203,200

Capital Management

Enerplus' capital consists of cash and cash equivalents, debt and shareholders' equity. The Company’s objective for managing capital is to prioritize balance sheet strength while maintaining flexibility to repay debt, fund sustaining capital, return capital to shareholders or fund future production growth. Capital management measures are useful to investors and securities analysts in analyzing operating and financial performance, leverage, and liquidity. Enerplus’ key capital management measures are as follows:

a)	Net Debt

Enerplus calculates net debt as current and long-term debt associated with senior notes plus any outstanding bank credit facility balances, minus cash and cash equivalents.

($ thousands)	December 31, 2022	December 31, 2021
Current portion of long-term debt	$80,600	$100,600
Long-term debt	178,916	601,171
Total debt	$259,516	$701,771
Less: Cash and cash equivalents	(38,000)	(61,348)
Net debt	$221,516	$640,423

b)	Adjusted funds flow

Adjusted funds flow is calculated as cash flow from operating activities before asset retirement obligation expenditures and changes in non-cash operating working capital.

($ thousands)	2022	2021	2020
Cash flow from/(used in) operating activities	$1,173,382	$604,839	$335,884
Asset retirement obligation settlements	17,401	12,951	13,275
Changes in non-cash operating working capital	39,506	94,643	(83,669)
Adjusted funds flow	$1,230,289	$712,433	$265,490

c)	Net debt to adjusted funds flow ratio

The net debt to adjusted funds flow ratio is calculated as net debt divided by a trailing twelve months of adjusted funds flow.

($thousands)	December 31, 2022	December 31, 2021
Net debt	$221,516	$640,423
Trailing adjusted funds flow	1,230,289	712,433
Net debt to adjusted funds flow ratio	$0.2x	$0.9x